EMPLOYEE BENEFIT PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of segment reporting information

	Year Ended			Year Ended
	December 31,			December 31,
	2025			2024
	Precision Logistics	Authentication	Consolidated	Precision Logistics	Authentication	Consolidated

NET REVENUE	$16,242	$156	$16,398	$23,766	$441	$24,207

COST OF REVENUE	10,022	55	10,077	15,498	47	15,545

GROSS PROFIT	6,220	101	6,321	8,268	394	8,662

OPERATING EXPENSES
Management and technology	1,937	52	1,989	2,883	993	3,876
Research and development	-	20	20	-	70	70
Sales and marketing	879	8	887	944	459	1,403
Other Segment Items	1,329	(100)	1,229	1,359	177	1,536
Goodwill and Intangible asset impairment	3,850	-	3,850	49	2,266	2,315

Total Segment expenses	7,995	(20)	7,975	5,235	3,965	9,200

Segment (Expense) Income	$(1,775)	$121	$(1,654)	$3,033	$(3,571)	$(538)

General and Administrative			(3,416)			(3,852)

Other Income			165			566

NET LOSS			$(4,905)			$(3,824)

Additional information relating to our business segments is as follows (in thousands):

Identifiable assets:

	Years Ended December 31,
	2025	2024

Precision Logistics	$10,109	$15,795
Authentication	2,909	272
Total Assets	$13,018	$16,067